THE ADVISORS' INNER CIRCLE FUND II

                     FROST KEMPNER TREASURY AND INCOME FUND
                        FROST LKCM MULTI-CAP EQUITY FUND
                      FROST LKCM SMALL-MID CAP EQUITY FUND

                        SUPPLEMENT DATED DECEMBER 1, 2009
                                     TO THE
                            CLASS A SHARES PROSPECTUS
                             DATED NOVEMBER 30, 2009

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE CLASS A SHARES PROSPECTUS.

Class A Shares of the Frost Kempner Treasury and Income Fund, the Frost LKCM Multi-Cap Equity Fund and the Frost LKCM Small-Mid Cap Equity Fund are currently not available for purchase.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                 FIA-SK-010-0100